Entity-Wide Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity-Wide Disclosure (Details) [Line Items]
Total net sales, percentage	10.00%
Property, plant and equipment, net	$ 201,232	$ 189,706
Israel [Member]
Entity-Wide Disclosure (Details) [Line Items]
Property, plant and equipment, net	$ 126,900	$ 110,900